Note 9 - Goodwill (Detail) - Goodwill (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Balance, beginning of year	$ 68,005	$ 56,742
Balance, end of year	88,297	68,005
Acquisition of subsidiaries
Adjustments on account of foreign exchange and prior acquisitions	899	(128)
Infodis B.V. [Member]
Acquisition of subsidiaries
Business acquisition	1,339
Integrated Export Systems [Member]
Acquisition of subsidiaries
Business acquisition	11,823
Exentra Transport Solutions Limited [Member]
Acquisition of subsidiaries
Business acquisition	6,231
Telargo Inc [Member]
Acquisition of subsidiaries
Business acquisition		4,322
InterCommIT BV [Member]
Acquisition of subsidiaries
Business acquisition		5,370
GeoMicro, Inc. [Member]
Acquisition of subsidiaries
Business acquisition		$ 1,699